NET REVENUES (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018
Revenues
Commercialization of product	$ 525	$ 1,174	$ 1,119	$ 2,792
Promotional services	1,038	1,176	2,181	2,003
Total Net Revenues	$ 1,563	$ 2,350	$ 3,300	$ 4,795